UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		American National Registered Investment Advisor, Inc.
Address:	One Moody Plaza											Galveston, TX  77550

Form 13F File Number: 28-03361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Gordon D. Dixon
Title:	President/Chief Executive Officer
Phone:	(281) 521-3482

Signature, Place, and Date of Signing:


_____________________________    League City, TX  		__May 10, 2011______
[Signature] 				[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number 		Name

28-__________________ 	________________________________________________
[Repeat as necessary.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______________1__________

Form 13F Information Table Entry Total: ___________184_________

Form 13F Information Table Value Total: ________  147__________
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 [Repeat as necessary.]




FORM 13F INFORMATION TABLE
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7 COLUMN 8 VALUE SHRS OR SH/ PUT/ INVESTMENT OTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL
DISCRETION MANAGERS SOLE SHARED NONE
[Repeat as necessary]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1356 14505.0000 SH     Sole               14505.0000
Abbott Labs.                   COM              002824100      778 15870.0000 SH     Sole               15870.0000
Adobe Systems                  COM              00724f101      694 20930.0000 SH     Sole               20930.0000
Aecom Technology Corp          COM              00766T100      272 9825.0000 SH      Sole                9825.0000
Agilent Technologies Inc.      COM              00846u101      440 9830.0000 SH      Sole                9830.0000
AGL Resources Inc.             COM              001204106      478 12000.0000 SH     Sole               12000.0000
Akamai Technologies Inc.       COM              00971t101      347 9125.0000 SH      Sole                9125.0000
Alberto-Culver Co              COM              013078100      558 14975.0000 SH     Sole               14975.0000
Alcoa Inc.                     COM              013817101      579 32780.0000 SH     Sole               32780.0000
Altria Group, Inc.             COM              02209s103     1805 69350.0000 SH     Sole               69350.0000
Amdocs Ltd                     COM              G02602103      207 7190.0000 SH      Sole                7190.0000
Amedisys Inc.                  COM              023436108      253 7240.0000 SH      Sole                7240.0000
American Express               COM              025816109      694 15360.0000 SH     Sole               15360.0000
American Tower Corp.           COM              029912201      309 5960.0000 SH      Sole                5960.0000
Anadarko Petroleum Corp.       COM              032511107     1262 15405.0000 SH     Sole               15405.0000
Anheuser-Busch                 COM              03524a108      778 13600.0000 SH     Sole               13600.0000
Apple Inc                      COM              037833100     3036 8710.0000 SH      Sole                8710.0000
Arthur J. Gallagher & Co.      COM              363576109      579 19045.0000 SH     Sole               19045.0000
Aspen Insurance Holdings Ltd   COM              G05384105      586 21265.0000 SH     Sole               21265.0000
AT&T Inc.                      COM              00206R102     2537 82889.0000 SH     Sole               82889.0000
Atmos Energy Corp.             COM              049560105      427 12525.0000 SH     Sole               12525.0000
Avalonbay Communities, Inc.    COM              053484101      539 4487.0000 SH      Sole                4487.0000
Baker Hughes                   COM              057224107      693 9435.0000 SH      Sole                9435.0000
Bank of New York Mellon Corp.  COM              064058100      696 23310.0000 SH     Sole               23310.0000
Baxter International, Inc.     COM              071813109      368 6850.0000 SH      Sole                6850.0000
Beckman Coulter Inc.           COM              075811109      424 5100.0000 SH      Sole                5100.0000
Bed Bath & Beyond Inc.         COM              075896100      525 10870.0000 SH     Sole               10870.0000
Blackstone Group LP            COM              09253u108      288 16100.0000 SH     Sole               16100.0000
Block H&R                      COM              093671105      370 22125.0000 SH     Sole               22125.0000
Boardwalk Pipeline Partners L. COM              096627104      330 10100.0000 SH     Sole               10100.0000
Boeing Company                 COM              097023105     1451 19620.0000 SH     Sole               19620.0000
Boston Properties Inc          COM              101121101      529 5575.0000 SH      Sole                5575.0000
BP plc ADR                     COM              055622104     1561 35370.0000 SH     Sole               35370.0000
BRE Properties                 COM              05564E106      359 7600.0000 SH      Sole                7600.0000
Broadcom Corp                  COM              111320107      496 12600.0000 SH     Sole               12600.0000
Bucyrus International Inc      COM              118759109      405 4425.0000 SH      Sole                4425.0000
Cameron International Corp     COM              13342B105      451 7895.0000 SH      Sole                7895.0000
CBS Corp.                      COM              124857202      469 18719.0000 SH     Sole               18719.0000
Celgene Corp.                  COM              151020104      738 12810.0000 SH     Sole               12810.0000
Charles Schwab Corp.           COM              808513105      767 42555.0000 SH     Sole               42555.0000
Chevron Corp.                  COM              166764100     2516 23408.0000 SH     Sole               23408.0000
Church & Dwight Co.            COM              171340102      595 7500.0000 SH      Sole                7500.0000
Cinemark Holdings Inc.         COM              17243v102      303 15650.0000 SH     Sole               15650.0000
Cisco Systems                  COM              17275R102     1009 58845.0000 SH     Sole               58845.0000
Citigroup Inc.                 COM              172967101      353 79908.0001 SH     Sole               79908.0001
Coca-Cola                      COM              191216100     1481 22320.0000 SH     Sole               22320.0000
ConAgra Foods, Inc.            COM              205887102      350 14725.0000 SH     Sole               14725.0000
Consolidated Edison            COM              209115104      697 13750.0000 SH     Sole               13750.0000
Corning Inc.                   COM              219350105      383 18575.0000 SH     Sole               18575.0000
Covidien PLC                   COM              G2554f113      284 5464.0000 SH      Sole                5464.0000
CVS Caremark Corp.             COM              126650100      836 24367.0000 SH     Sole               24367.0000
Danaher Corp.                  COM              235851102      769 14825.0000 SH     Sole               14825.0000
Davita Inc                     COM              23918K108      373 4365.0000 SH      Sole                4365.0000
Du Pont (E.I.) De Nemours & Co COM              263534109      688 12515.0000 SH     Sole               12515.0000
Duke Energy Corp.              COM              26441C105      857 47193.0000 SH     Sole               47193.0000
Duke Realty Corp.              COM              264411505      177 12600.0000 SH     Sole               12600.0000
EMC Corp.                      COM              268648102      938 35315.0000 SH     Sole               35315.0000
Emerson Electric               COM              291011104     1004 17180.0000 SH     Sole               17180.0000
Energizer Holdings Inc         COM              29266R108      487 6850.0000 SH      Sole                6850.0000
Enterprise Products Partners L COM              293792107      609 14150.0000 SH     Sole               14150.0000
Equity Residential Properties  COM              29476l107      621 11000.0000 SH     Sole               11000.0000
Exxon Mobil Corp.              COM              30231g102     3361 39945.0000 SH     Sole               39945.0000
Fedex Corp.                    COM              31428x106      528 5640.0000 SH      Sole                5640.0000
FirstEnergy Corp.              COM              337932107      373 10059.0000 SH     Sole               10059.0000
FMC Technologies Inc           COM              30249U101      457 4840.0000 SH      Sole                4840.0000
Foot Locker Inc.               COM              344849104      314 15900.0000 SH     Sole               15900.0000
Frontier Communications Corp   COM              35906a108      387 47040.0000 SH     Sole               47040.0000
General Electric Co.           COM              369604103     2696 134470.0000 SH    Sole              134470.0000
Genuine Parts Co.              COM              372460105      359 6700.0000 SH      Sole                6700.0000
Genzyme Corp.                  COM              372917104      544 7140.0000 SH      Sole                7140.0000
Gilead Science Inc.            COM              375558103      367 8650.0000 SH      Sole                8650.0000
Goldman Sachs Group            COM              38141g104     1098 6925.0000 SH      Sole                6925.0000
Goodrich Corp.                 COM              382388106     1847 21590.0000 SH     Sole               21590.0000
Google Inc. Cl A               COM              38259P508     1558 2655.0000 SH      Sole                2655.0000
Halliburton Co.                COM              406216101     1218 24435.0000 SH     Sole               24435.0000
Harris Corp.                   COM              413875105      502 10115.0000 SH     Sole               10115.0000
Hartford Financial Svc. Gp.    COM              416515104      356 13205.0000 SH     Sole               13205.0000
HCP Inc                        COM              40414L109      455 12000.0000 SH     Sole               12000.0000
Health Care REIT, Inc.         COM              42217k106      340 6475.0000 SH      Sole                6475.0000
Heinz (H.J.)                   COM              423074103      780 15970.0000 SH     Sole               15970.0000
Hewlett-Packard Co.            COM              428236103      918 22395.0000 SH     Sole               22395.0000
Home Depot, Inc.               COM              437076102     1199 32340.0000 SH     Sole               32340.0000
Honeywell International, Inc.  COM              438516106     1040 17415.0000 SH     Sole               17415.0000
Illinois Tool Works Inc.       COM              452308109      735 13690.0000 SH     Sole               13690.0000
Intel Corp.                    COM              458140100     1636 81075.0000 SH     Sole               81075.0000
International Business Machine COM              459200101     2510 15390.0000 SH     Sole               15390.0000
Itron, Inc.                    COM              465741106      277 4900.0000 SH      Sole                4900.0000
Johnson & Johnson              COM              478160104     2032 34295.0000 SH     Sole               34295.0000
Joy Global Inc.                COM              481165108      427 4325.0000 SH      Sole                4325.0000
JPMorgan Chase & Co.           COM              46625h100     2314 50193.8757 SH     Sole               50193.8757
Kimco Realty Corp.             COM              49446r109      326 17800.0000 SH     Sole               17800.0000
Kraft Foods Inc.               COM              50075N104      772 24615.0000 SH     Sole               24615.0000
Liberty Property Trust         COM              531172104      313 9500.0000 SH      Sole                9500.0000
Lilly (Eli) & Co.              COM              532457108      857 24355.0000 SH     Sole               24355.0000
Limited Brands Inc.            COM              532716107     1060 32225.0000 SH     Sole               32225.0000
Linear Technology Corp.        COM              535678106      560 16665.0000 SH     Sole               16665.0000
Lorillard Inc.                 COM              544147101      385 4050.0000 SH      Sole                4050.0000
Lowe's Co.                     COM              548661107      887 33560.0000 SH     Sole               33560.0000
Macerich Co.                   COM              554382101      374 7543.0000 SH      Sole                7543.0000
Mack-Cali Realty Corp.         COM              554489104      315 9300.0000 SH      Sole                9300.0000
Marsh & McLennan Companies, In COM              571748102      798 26765.0000 SH     Sole               26765.0000
Mattel Inc.                    COM              577081102      547 21960.0000 SH     Sole               21960.0000
McCormick & Co.                COM              579780206      424 8855.0000 SH      Sole                8855.0000
McDonald's Corp.               COM              580135101     1513 19885.0000 SH     Sole               19885.0000
Merck & Co., Inc.              COM              58933y105     1213 36750.0000 SH     Sole               36750.0000
Metlife Inc                    COM              59156R108      782 17480.0000 SH     Sole               17480.0000
Microsoft Corp                 COM              594918104     2278 89720.0000 SH     Sole               89720.0000
Mitsubishi UFJ Financial Group COM              606822104      100 21800.0000 SH     Sole               21800.0000
Molson Coors Brewing Company   COM              60871r209      523 11150.0000 SH     Sole               11150.0000
Monsanto Co.                   COM              61166w101      342 4730.0000 SH      Sole                4730.0000
Morgan Stanley, Dean Witter, D COM              617446448     1246 45590.0000 SH     Sole               45590.0000
National Fuel Gas Co.          COM              636180101     1021 13800.0000 SH     Sole               13800.0000
National Oilwell Varco Inc     COM              637071101      595 7505.0000 SH      Sole                7505.0000
New York Community Bancorp     COM              649445103      236 13700.0000 SH     Sole               13700.0000
Newell Rubbermaid Inc.         COM              651229106      667 34855.0000 SH     Sole               34855.0000
NextEra Energy Inc             COM              65339f101      425 7710.0000 SH      Sole                7710.0000
Nisource Inc.                  COM              65473P105      549 28625.0000 SH     Sole               28625.0000
Northrop Grumman Corp.         COM              666807102      666 10615.0000 SH     Sole               10615.0000
NYSE Euronext                  COM              629491101      863 24545.0000 SH     Sole               24545.0000
Occidental Petroleum           COM              674599105      854 8170.0000 SH      Sole                8170.0000
Oracle Corp.                   COM              68389x105     1119 33465.0000 SH     Sole               33465.0000
Penney (J.C.)                  COM              708160106     1292 35975.0000 SH     Sole               35975.0000
PepsiCo, Inc.                  COM              713448108     1325 20565.0000 SH     Sole               20565.0000
Pfizer, Inc.                   COM              717081103     2093 103036.0000 SH    Sole              103036.0000
Philip Morris International In COM              718172109      417 6350.0000 SH      Sole                6350.0000
Pinnacle West Capital          COM              723484101      225 5250.0000 SH      Sole                5250.0000
Plains All American Pipeline L COM              726503105      221 3475.0000 SH      Sole                3475.0000
Plum Creek Timber Co., Inc.    COM              729251108      423 9700.0000 SH      Sole                9700.0000
PNC Financial Services Group   COM              693475105     1116 17711.0000 SH     Sole               17711.0000
PPG Industries, Inc.           COM              693506107     1036 10880.0000 SH     Sole               10880.0000
PPL Corp.                      COM              69351t106      206 8145.0000 SH      Sole                8145.0000
Praxair, Inc.                  COM              74005P104      513 5045.0000 SH      Sole                5045.0000
Principal Financial Group      COM              74251V102     1006 31315.0000 SH     Sole               31315.0000
Procter & Gamble, Inc.         COM              742718109     1982 32169.0000 SH     Sole               32169.0000
Prologis Trust                 COM              743410102      266 16669.0000 SH     Sole               16669.0000
Prudential Financial, Inc.     COM              744320102     1651 26815.0000 SH     Sole               26815.0000
Public Service Enterprise Grou COM              744573106      227 7200.0000 SH      Sole                7200.0000
Public Storage                 COM              74460d109      876 7900.0000 SH      Sole                7900.0000
Qualcomm Inc.                  COM              747525103     1130 20610.0000 SH     Sole               20610.0000
Quest Diagnostics Inc          COM              74834L100      291 5050.0000 SH      Sole                5050.0000
Regal Entertainment Group - A  COM              758766109      213 15750.0000 SH     Sole               15750.0000
Regions Financial Corp.        COM              7591EP100      103 14137.0000 SH     Sole               14137.0000
Rockwell Collins Inc.          COM              774341101      517 7970.0000 SH      Sole                7970.0000
Rogers Communications Inc      COM              775109200      236 6480.0000 SH      Sole                6480.0000
Royal Dutch Shell PLC          COM              780259206     1770 24300.0000 SH     Sole               24300.0000
Schlumberger Ltd.              COM              806857108     1411 15125.0000 SH     Sole               15125.0000
Sealed Air Corp.               COM              81211k100      400 15015.0000 SH     Sole               15015.0000
Seaspan Corp                   COM              Y75638109      300 15400.0000 SH     Sole               15400.0000
Sensient Technologies Corp.    COM              81725t100      950 26500.0000 SH     Sole               26500.0000
Simon Property Group, Inc.     COM              828806109      643 6004.8278 SH      Sole                6004.8278
Southern Co.                   COM              842587107     1351 35450.0000 SH     Sole               35450.0000
Spectra Energy Corp            COM              847560109      789 29017.0000 SH     Sole               29017.0000
Staples Inc.                   COM              855030102      430 22150.0000 SH     Sole               22150.0000
Starwood Hotels & Resorts Inc. COM              85590A401     1735 29855.0000 SH     Sole               29855.0000
State Street Corp.             COM              857477103      593 13185.0000 SH     Sole               13185.0000
Symantec Corp.                 COM              871503108      303 16360.0000 SH     Sole               16360.0000
Taiwan Semiconductor Manufactu COM              874039100      268 21989.0000 SH     Sole               21989.0000
Target Corp.                   COM              87612e106     1216 24320.0000 SH     Sole               24320.0000
TE Connectivity Ltd            COM              h84989104      738 21200.0000 SH     Sole               21200.0000
Teco Energy Inc.               COM              872375100      548 29225.0000 SH     Sole               29225.0000
Tessera Technologies Inc.      COM              88164L100      283 15475.0000 SH     Sole               15475.0000
Texas Instruments              COM              882508104     1332 38545.0000 SH     Sole               38545.0000
The Travelers Companies, Inc.  COM              89417E109     1040 17478.0000 SH     Sole               17478.0000
Thermo Fisher Scientific Inc   COM              883556102      494 8890.0000 SH      Sole                8890.0000
Toyota Motor Corp. ADR         COM              892331307      221 2750.0000 SH      Sole                2750.0000
Transocean Ltd                 COM              H8817H100      502 6434.0060 SH      Sole                6434.0060
Tupperware Brands Corp         COM              899896104      567 9500.0000 SH      Sole                9500.0000
Tyco International Ltd.        COM              h89128104      260 5812.0000 SH      Sole                5812.0000
U.S. Bancorp                   COM              902973304     1013 38310.0000 SH     Sole               38310.0000
UDR Inc                        COM              902653104      435 17831.0000 SH     Sole               17831.0000
Union Pacific                  COM              907818108      660 6715.0000 SH      Sole                6715.0000
United Health Group Inc.       COM              91324P102      456 10085.0000 SH     Sole               10085.0000
United Parcel Services Cl B    COM              911312106     1051 14135.0000 SH     Sole               14135.0000
United Technologies            COM              913017109      946 11180.0000 SH     Sole               11180.0000
Varian Medical Systems Inc     COM              92220P105      518 7655.0000 SH      Sole                7655.0000
Verizon Communications Inc.    COM              92343v104     1605 41635.0000 SH     Sole               41635.0000
Wal-Mart                       COM              931142103     1387 26640.0000 SH     Sole               26640.0000
Walgreen Co.                   COM              931422109      541 13490.0000 SH     Sole               13490.0000
Walt Disney Co.                COM              254687106     1314 30505.0000 SH     Sole               30505.0000
Weingarten Realty Investors    COM              948741103      249 9950.0000 SH      Sole                9950.0000
WellPoint, Inc.                COM              94973V107      416 5955.0000 SH      Sole                5955.0000
Wells Fargo Co.                COM              949746101     1472 46405.0000 SH     Sole               46405.0000
Westpac Banking Corp. Ltd ADR  COM              961214301      300 2400.0000 SH      Sole                2400.0000
Windstream Corporation         COM              97381W104      643 49956.9999 SH     Sole               49956.9999